Consolidated Statement of Changes in Stockholders' Equity - EUR (€)		Total		Treasury shares [member]	Additional paid-in capital [member]	Revaluation reserve [member]	Other Comprehensive Income Reserve [member]	Accumulated Income/(Deficit) [member]	Common stock [member]
Beginning balance at Dec. 31, 2015		€ 362,736,007		€ (15,827,946)	€ 319,394,322	€ (202,158)	€ 0	€ 32,834,107	€ 26,537,682
Statement [LineItems]
Beginning balance, shares				434,670					26,537,682
Capital Increase, Net of Issuance Cost		112,593,220		€ 0	109,971,132	0	0	0	€ 2,622,088
Capital Increase, Net of Issuance Cost, shares									2,622,088
Compensation Related to the Grant of Convertible Bonds and Performance Shares		2,357,418		€ 0	2,357,418	0	0	0	€ 0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares				0					0
Repurchase of Treasury Stock, Net of Bank Fees		(2,181,963)		€ (2,181,963)	0	0	0	0	€ 0
Repurchase of Treasury Stock, Net of Bank Fees, shares				52,295					0
Transfer of Treasury Stock for Long-Term Incentive Program		0		€ 3,361,697	(3,361,697)	0	0	0	€ 0
Transfer of Treasury Stock for Long-Term Incentive Program, shares				(90,955)					0
Change in Fair Value of Equity Instruments through Other Comprehensive Income	[1],[2]	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects		(21,154)	[1]	€ 0	0	(21,154)	0	0	€ 0
Foreign Currency Losses from Consolidation	[1],[3]	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, shares				0					0
Change in Unrealized Gains on Cash Flow Hedges, Net of Tax Effects		359,413	[1]	€ 0	0	359,413	0	0	€ 0
Change in Unrealized Gains and Losses on Cash Flow Hedges, Net of Tax Effects, Shares				0					0
Consolidated Net Loss		(60,382,776)	[1]	€ 0	0	0	0	(60,382,776)	€ 0
Total Comprehensive Income		(60,044,517)	[1]	0	0	338,259	0	(60,382,776)	0
Ending balance at Dec. 31, 2016		415,460,165		€ (14,648,212)	428,361,175	136,101	0	(27,548,669)	€ 29,159,770
Statement [LineItems]
Ending balance, shares				396,010					29,159,770
Beginning balance, shares				396,010					29,159,770
Compensation Related to the Grant of Convertible Bonds and Performance Shares		4,974,599		€ 0	4,974,599	0	0	0	€ 0
Compensation Related to the Grant of Stock Options, Convertible Bonds and Performance Shares, shares				0					0
Exercise of Convertible Bonds Issued to Related Parties		8,304,328		€ 0	8,043,313	0	0	0	€ 261,015
Exercise of Convertible Bonds Issued to Related Parties, shares				0					261,015
Transfer of Treasury Stock for Long-Term Incentive Program		0		€ 2,286,752	(2,286,752)	0	0	0	€ 0
Transfer of Treasury Stock for Long-Term Incentive Program, shares				(61,871)					0
Transfer of Treasury Stock to Members of the Management Board 7.4		0		€ 534,479	(534,479)	0	0	0	€ 0
Transfer of Treasury Stock to Members of the Management Board, Shares				(14,461)					0
Change in Fair Value of Equity Instruments through Other Comprehensive Income	[1],[2]	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects		117,829	[1]	€ 0	0	117,829	0	0	€ 0
Foreign Currency Losses from Consolidation	[1],[3]	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, shares				0					0
Change in Unrealized Gains on Cash Flow Hedges, Net of Tax Effects		(359,413)	[1]	€ 0	0	(359,413)	0	0	€ 0
Change in Unrealized Gains and Losses on Cash Flow Hedges, Net of Tax Effects, Shares				0					0
Consolidated Net Loss		(69,826,469)	[1]	€ 0	0	0	0	(69,826,469)	€ 0
Total Comprehensive Income		(70,068,053)	[1]	0	0	(241,584)	0	(69,826,469)	0
Ending balance at Dec. 31, 2017		358,671,039		€ (11,826,981)	438,557,856	(105,483)	0	(97,375,138)	€ 29,420,785
Statement [LineItems]
Ending balance, shares				319,678					29,420,785
Application of IFRS 9 and 15 | IFRS9 [member]		(248,000)		€ 0	0	105,483	0	(353,483)	€ 0
Application of IFRS 9 and 15 | IFRS 15 [member]		1,135,014		0	0	0	0	1,135,014	0
Beginning balance at Dec. 31, 2017		359,558,053		€ (11,826,981)	438,557,856	0	0	(96,593,607)	€ 29,420,785
Statement [LineItems]
Beginning balance, shares				319,678					29,420,785
Capital Increase, Net of Issuance Cost		178,575,506		€ 0	176,189,256	0	0	0	€ 2,386,250
Capital Increase, Net of Issuance Cost, shares				0					2,386,250
Compensation Related to the Grant of Convertible Bonds and Performance Shares		5,584,969		€ 0	5,584,969	0	0	0	€ 0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares				0					0
Exercise of Convertible Bonds Issued to Related Parties		1,037,117		€ 0	1,004,580	0	0	0	€ 32,537
Exercise of Convertible Bonds Issued to Related Parties, shares				0					32,537
Transfer of Treasury Stock for Long-Term Incentive Program		0		€ 636,414	(636,414)	0	0	0	€ 0
Transfer of Treasury Stock for Long-Term Incentive Program, shares				(17,219)					0
Transfer of Treasury Stock to Related Parties		0		€ 791,794	(791,794)	0	0	0	€ 0
Transfer of Treasury Stock to Related Parties, shares				(21,423)					0
Change in Fair Value of Equity Instruments through Other Comprehensive Income		(127,458)	[1],[2]	€ 0	0	0	(127,458)	0	€ 0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects	[1]	0
Foreign Currency Losses from Consolidation		(83,432)	[1],[3]	0	0	0	(83,432)	0	0
Change in Unrealized Gains on Cash Flow Hedges, Net of Tax Effects	[1]	0
Consolidated Net Loss		(56,172,121)	[1]	0	0	0	0	(56,172,121)	0
Total Comprehensive Income		(56,383,011)	[1]	0	0	0	(210,890)	(56,172,121)	0
Ending balance at Dec. 31, 2018		€ 488,372,634		€ 0	€ 0	€ 0	€ (210,890)	€ (152,765,728)	€ 31,839,572
Statement [LineItems]
Ending balance, shares									31,839,572

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.
[2]	Item will not be reclassified in terms of IAS 1.82A(a)(i) to profit or loss in subsequent periods.
[3]	Item will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.